Subsequent Event- Additional Information (Detail) $ in Thousands		12 Months Ended
	Jan. 01, 2020 CAD ($) Ib lb	Dec. 31, 2019 CAD ($) lb	Dec. 31, 2018 CAD ($) lb
Statement [Line Items]
Strike price		2.80
Purchase of copper put options | $		$ 2,834	$ 1,063
Option contract [member]
Statement [Line Items]
Number of pounds of copper for which put options were purchased		48,000,000	30,000,000
Strike price		2.50
Purchase of copper put options | $		$ 2,834	$ 1,063
Option contract [member] | Bottom of range [member]
Statement [Line Items]
Maturity date		from February 2019	from the third quarter of 2018
Option contract [member] | Top of range [member]
Statement [Line Items]
Maturity date		to December 2019	to the fourth quarter of 2018
Entering Into Derivative Contract [Member] | Option contract [member]
Statement [Line Items]
Number of pounds of copper for which put options were purchased	27,500,000
Strike price | Ib	2.60
Purchase of copper put options | $	$ 496
Entering Into Derivative Contract [Member] | Option contract [member] | Bottom of range [member]
Statement [Line Items]
Maturity date	Jan-2020
Entering Into Derivative Contract [Member] | Option contract [member] | Top of range [member]
Statement [Line Items]
Maturity date	Apr-2020